Summary of Significant Accounting Policies - Summary of New and Revised Standards and Interpretations (Detail)	12 Months Ended
Dec. 31, 2022
IFRS 3A reference to the conceptual framework [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IAS 16A property plant and equipment proceeds before intended use [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IAS 37A amended by onerous contracts cost of fulfilling a contract [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
Annual improvements to international financial reporting standards 2018 2020 [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	yes
Possible Impact on MorphoSys	none